Related Party Transactions - Additional Information (Detail) - USD ($)						1 Months Ended	3 Months Ended		6 Months Ended		10 Months Ended	12 Months Ended
	Nov. 15, 2021	Oct. 22, 2021	Oct. 21, 2021	Sep. 30, 2021	Sep. 17, 2021	Mar. 31, 2021	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2022	Feb. 28, 2023	Mar. 05, 2021
Stock Issued During Period, Value, Issued for Services											$ 25,000
Class of warrant or right issued during period, Warrants				20,400,000
Proceeds from Issuance of Private Placement											8,900,000	$ 0
Debt instrument outstanding							$ 180,361		$ 180,361			180,361
Related party transaction administrative service fee payable maximum threshold limit			$ 160,000										$ 160,000
Accounts payable							5,773,862		5,773,862		2,810	676,652
Private Placement Warrants [Member]
Class of warrant or right issued during period, Warrants	900,000	8,000,000		8,900,000
Class of warrant or right issued during period, Warrants, Price per warrant	$ 1	$ 1
Proceeds from Issuance of Private Placement	$ 900,000	$ 8,000,000
Unsecured promissory note [Member]
Line of Credit Facility, Maximum Borrowing Capacity														$ 300,000
Debt Instrument, Convertible, Warrants issued							1,500,000		1,500,000			1,500,000
Working Capital Loan [Member]
Debt Instrument, Convertible, Warrants issued							$ 1,500,000		$ 1,500,000			$ 1,500,000
Warrants issued price per warrant							$ 1		$ 1			$ 1
Sponsor [Member]
Share price							$ 1		$ 1			$ 1
Debt Instrument, Convertible, Warrants issued							$ 1,500,000		$ 1,500,000			$ 1,500,000
Accrued Liabilities							20,600		20,600		11,500	30,600
Accounts payable							172,116		172,116		0	172,116
Accounts payable												172,116
Sponsor [Member] | Private Placement Warrants [Member]
Class of warrant or right issued during period, Warrants		8,000,000
Related Party [Member]
Notes payable current							548,413		548,413		208,461	200,000
Other liabilities							222,716		222,716		11,500	202,716
Related Party [Member] | Administrative Service Fee [Member]
Operating costs and expenses			$ 10,000						10,000			10,000
Selling general And administrative expense							$ 0	$ 30,000	$ 20,000	$ 30,000	$ 20,000	$ 120,000
Private Placement including Over Allotment Option [Member] | Sponsor [Member]
Class of warrants or rights period upto which transfer is restricted		30 days
Private Placement including Over Allotment Option [Member] | Sponsor [Member] | Private Placement Warrants [Member]
Class of warrant or right issued during period, Warrants		8,000,000
Class of warrant or right issued during period, Warrants, Price per warrant		$ 1
Proceeds from Issuance of Private Placement		$ 900,000
Class of warrants or rights exercise price per unit		$ 11.5					$ 11.5		$ 11.5
Private Placement including Over Allotment Option [Member] | Sponsor [Member] | Additional Private Placement Warrants [Member]
Proceeds from Issuance of Private Placement		$ 900,000
Class of warrants or rights exercise price per unit		$ 11.5					11.5		11.5
Founder Shares [Member]
Excess fair value over consideration of the founder shares				$ 8,306,250
Founder Shares [Member] | Ten Anchor Investors [Member]
Stock Issued During Period, Shares, Issued for Services				1,250,000
Common Class B [Member]
Common stock par or stated value per share							$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001
Common stock, Shares outstanding							5,750,000		5,750,000		5,750,000	5,750,000
Common Class B [Member] | Founder Shares [Member]
Common stock par or stated value per share						$ 0.001	$ 0.0001		$ 0.0001			$ 0.0001
Stock Issued During Period, Value, Issued for Services						$ 25,000
Common stock, Shares outstanding						8,625,000
Stock repurchased during period, Shares					2,875,000
Common Class B [Member] | Founder Shares [Member] | Sponsor [Member]
Common stock par or stated value per share							$ 0.005		$ 0.005			$ 0.005
Common Class B [Member] | Founder Shares [Member] | Over-Allotment Option [Member]
Common stock, Other shares, Outstanding					750,000
Common Class B [Member] | Founder Shares [Member] | Previously Reported [Member]
Common stock, Shares outstanding					8,625,000						5,750,000